COMMITMENTS AND CONTINGENCIES - Additional Information (Details)			1 Months Ended		3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Feb. 19, 2025 USD ($) shares	Jan. 30, 2025 USD ($)	Apr. 30, 2025 USD ($)	Nov. 30, 2023	Jun. 30, 2025 USD ($) ft²	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Apr. 30, 2025 USD ($) shares	Jun. 30, 2025 USD ($) ft²	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)
COMMITMENTS AND CONTINGENCIES
Operating lease weighted-average remaining lease term											6 months	1 year 6 months
Operating lease weighted-average discount rate											7.00%	7.00%
Purchase commitment									$ 455,048		$ 466,798	$ 602,335
Property and equipment leased location net book value					$ 0				0
Default judgment liabilities to land lord					$ 409,278				$ 409,278
Accrued interest rate percentage on judgment amount					10.00%				10.00%
ROU lease liability											237,369
Impairment to reduce the right-of-use asset									$ 150,077
Operating lease cost					$ 0		$ 102,938		0	$ 205,876	411,751	$ 352,080
Deposit on acquisition					$ 600,000				600,000		0
Liqueous Settlement Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Aggregate settlement amount								$ 1,450,000
Proceeds received from settlement						$ 1,000,000
Shares issued | shares								9,186,581
Debt instrument face amount			$ 411,865					$ 411,865
Gain on settlement of agreement			300,000						450,000
Ron Nicol [Member]
COMMITMENTS AND CONTINGENCIES
Insurance premium paid									1,500,000		1,500,000
CFGI, LLC [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount									$ 86,826		86,826
FICTIV, Inc. [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount		$ 197,899
Centennial Tech Industrial Owner LLC [Member]
COMMITMENTS AND CONTINGENCIES
Landlord obtained default judgment against the Company in amount			$ 409,278								$ 409,278
Trumar Capital LLC Acquisition Agreement [Member]
COMMITMENTS AND CONTINGENCIES
Shares issued | shares	6,086,957
Purchase of ownership interest	20.00%
Payments to acquire ownership interest in cash	$ 1,500,000
Payments to acquire ownership interest in notes	$ 23,500,000
Maturity period of notes	5 years
Percentage of annual interest rate on notes	10.00%
Deposit on acquisition	$ 600,000
Deposit payable	$ 900,000
Common stock excess outstanding percentage	19.90%
Assets guaranteed	$ 4,200,000
Trumar Capital LLC Acquisition Agreement [Member] | Subsequent Event [Member]
COMMITMENTS AND CONTINGENCIES
Shares issued | shares	6,086,957
Purchase of ownership interest	20.00%
Payments to acquire ownership interest in cash	$ 1,500,000
Payments to acquire ownership interest in notes	$ 23,500,000
Maturity period of notes	5 years
Percentage of annual interest rate on notes	10.00%
Common stock excess outstanding percentage	19.90%
Assets guaranteed	$ 4,200,000
COLORADO [Member] | Office Building [Member]
COMMITMENTS AND CONTINGENCIES
Area of land | ft²					27,900				27,900		27,900
Operating lease original expiry									2024-12		2024-12
Operating lease extended expiry				2025-06					2025-06